Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventories

	December 31, 2020	December 31, 2019
	€m	€m
Raw materials and consumables	80.5	86.8
Work in progress	46.5	48.3
Finished goods and goods for resale	216.2	188.1
Total inventories	343.2	323.2